Right-of-use Assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Right-of-use Assets

19. Right-of-use Assets

Cost

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2021	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	(11)	0	(11)
Balance as of Dec. 31, 2021	11,368	19	11,387
Exchange rate differences	196	0	196
Additions	688	750	1,438
Disposals	(5)	(11)	(16)
Balance as of Dec. 31, 2022	12,247	758	13,005
Exchange rate differences	(117)	0	(117)
Additions	21,472	760	22,232
Disposals	(4,928)	(8)	(4,936)
Balance as of Dec. 31, 2023	28,675	1,509	30,184

Depreciation

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2021	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	(7)	0	(7)
Balance as of Dec. 31, 2021	2,549	11	2,560
Exchange rate differences	13	0	13
Depreciation for the year	1,647	14	1,661
Disposals	0	(11)	(11)
Balance as of Dec. 31, 2022	4,209	14	4,223
Exchange rate differences	(47)	(2)	(49)
Depreciation for the year	1,836	87	1,923
Disposals	(2,078)	(3)	(2,081)
Balance as of Dec. 31, 2023	3,920	96	4,016

Carrying amount

€ thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2021	8,819	8	8,827
Carrying amount as of Dec. 31, 2022	8,038	744	8,782
Carrying amount as of Dec. 31, 2023	24,755	1,413	26,168

The Group has entered into leases for real estate and machinery that it uses for its operations. The useful life of real estate ranges from four to 15 years. The rental contracts for machinery range from four to six years and contain purchase options which management expects to exercise. The obligations of the Group from its lease agreements are collateralized through the lessor’s ownership of the leased assets. Several lease agreements contain extension and termination options that are described in more detail below.

The Group has also entered into lease agreements for properties and operating and office equipment with a term of not more than 12 months, as well as leases for low-value office equipment. For these leases, the Group applies the practical expedients applicable to short-term leases and leases for low-value assets.

The additions presented during the year ended December 31, 2023, in the amount of €22,232 thousand (2022: €1,438 thousand, 2021: €1,995) primarily relating to the lease of the new headquarter in Munich in Germany.

The following amounts were recognized in profit or loss:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Interest costs for lease liabilities	652	229	185
Costs for leases of low-value assets	29	6	6
Costs for short-term leases	2	26	13

The Group's cash outflows for leases amounted to €2,916 thousand in 2023 (2022: €1,942 thousand, 2021: €1,241 thousand).

Several real estate’s leases include extension options. Wherever possible, the Group seeks to include extension options when entering into new leases in order to ensure operational flexibility. The extension options can be exercised only by the Group, not by the lessor. The Group assesses on the commencement date whether an exercise of the extension option is reasonably certain. If a significant event or a significant change in circumstances outside of the Group’s control occurs, the Group reassesses whether the exercise of the extension option is reasonably certain. No extension option is considered in the measurement of the right-of-use asset and the lease liability except for the extension option in the new headquarter in Munich (Germany) during the year ended December 31, 2023, which has a term of 10 year and an extension option of five years. This extension option is expected to be exercised as the Group invested a significant amount in lease improvements.

The following table shows the undiscounted potential future lease payments from the exercise of extension options:

€ thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	2,036	4,048	6,084

The following table shows the undiscounted future payments for a not yet commenced leasing contract. The probable commencement date is January 1, 2024.

€ thousand	Within five years	Over five years	Total
Future payments for a not yet commenced leasing contract	11	0	11

Impairment test right-of-use asset Gilching

During the year ended December 31, 2023, the Group identified events that might trigger an impairment for the right-of-use asset of the lease of the previous headquarter in Gilching (Germany), mainly due to the fact that the Group moved into a new headquarter in Munich (Germany) and since then the real estate in Gilching (Germany) is only used for minor storage purposes. The Group is actively seeking a new tenant as the lease expires in April 2028. Approximately 65% of the property has been and will be transferred to a new tenant in November 2023 and January 2024. This transfer is fully recognized during the year ended December 31, 2023, in the form of a lease modification of the respective right-of-use asset and lease liability. Therefore, the remaining part of the property was tested for an impairment due to the significant change in usage.

The value in use is considered to be €0 as the Group does not use the office. However, the fair value less costs to sell for the right-of-use asset is considered to be close to its carrying amount as the new tenant has agreed to the same terms and conditions under which the Group leased the asset previously. Furthermore, as the asset was included in the asset impairment test (see Note 25) and the asset impairment test did not reveal any indication of impairment, the Group did not recognize any impairment of the right-of-use asset. Henceforth, the carrying amount is €1,743 thousand (2022: €7,868 thousand, 2021: €7,277 thousand).